Debt - Summary of Notes Payable to Contractors (Parenthetical) (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure Of Changes In Consolidated Debt [line items]
Notes payable outstanding	$ 1,153,108		$ 1,678,843
Floating Production Storage And Offloading [member]
Disclosure Of Changes In Consolidated Debt [line items]
Investment		$ 723,575
Outstanding balances owed to contractor	$ 1,864,955	$ 94,751	$ 2,374,734	$ 120,017